INVESTMENTS (NET UNREALIZED INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ 11	$ (58)	$ 28
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	7	(44)	3
Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(4)	2
Net unrealized gains (losses) arising during the year	0	(5)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	3	(1)
Balance, End of Year	(1)	(4)
Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	5	156
Net unrealized gains (losses) arising during the year	17	(84)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	7	(67)
Balance, End of Year	29	5
DAC and VOBA [Member} | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)	(1)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(1)	0
Balance, End of Year	0	(1)
DAC and VOBA [Member} | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	12	(31)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	14	(43)
Balance, End of Year	(2)	12
Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	2	(2)
Balance, End of Year	0	2
Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(6)	(44)
Impact of net unrealized investment gains (losses) on Deferred income taxes	3	(38)
Balance, End of Year	(9)	(6)
AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(3)	1
Net unrealized gains (losses) arising during the year	0	(5)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	3	(1)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(1)	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	2	(2)
Balance, End of Year	(1)	(3)
AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	11	81
Net unrealized gains (losses) arising during the year	17	(84)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	7	(67)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	14	(43)
Impact of net unrealized investment gains (losses) on Deferred income taxes	3	(38)
Balance, End of Year	18	11
Fixed Maturities [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	28	1
Fixed Maturities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	(1)	(4)
Fixed Maturities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	$ 29	$ 5